UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

THE DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

**STATEMENT OF INVESTMENTS**
**The Dreyfus Fund Incorporated**
**September 30, 2006 (Unaudited)**

| Common Stocks--98.9% | Shares | Value ($) |
|---|---|---|
| **Basic Industries--.2%** | | |
| Galen Partners II, LP | 1.097 d | 718,844 |
| SK Equity Fund, LP | 1.410 d | 2,134,613 |
| | | **2,853,457** |
| **Consumer Discretionary--9.2%** | | |
| Federated Department Stores | 293,540 | 12,683,863 |
| Fortune Brands | 109,650 | 8,235,812 |
| Hilton Hotels | 254,970 | 7,100,915 |
| Home Depot | 286,190 | 10,380,111 |
| McDonald's | 522,260 | 20,430,811 |
| News, Cl. A | 628,300 | 12,346,095 |
| Staples | 761,640 | 18,530,701 |
| Target | 318,520 | 17,598,230 |
| Walt Disney | 381,620 | 11,795,874 |
| Wyndham Worldwide | 357,086 a | 9,987,696 |
| | | **129,090,108** |
| **Consumer Staples--10.4%** | | |
| Altria Group | 477,490 | 36,551,860 |
| Cadbury Schweppes, ADR | 368,890 | 15,777,425 |
| Clorox | 171,800 | 10,823,400 |
| Colgate-Palmolive | 156,390 | 9,711,819 |
| CVS | 255,430 | 8,204,412 |
| Dean Foods | 450,440 a | 18,927,489 |
| PepsiCo | 229,840 | 14,999,358 |
| Procter & Gamble | 510,585 | 31,646,058 |
| | | **146,641,821** |
| **Energy--10.8%** | | |
| Chevron | 287,190 | 18,627,143 |
| Diamond Offshore Drilling | 112,640 | 8,151,757 |
| ENI, ADR | 206,440 | 12,285,244 |
| ENSCO International | 306,440 | 13,431,265 |
| Exxon Mobil | 419,860 | 28,172,606 |
| Halliburton | 430,700 | 12,253,415 |
| Marathon Oil | 226,210 | 17,395,549 |
| Occidental Petroleum | 313,660 | 15,090,183 |
| Petroleo Brasileiro, ADR | 122,310 | 10,253,247 |
| XTO Energy | 386,750 | 16,293,778 |
| | | **151,954,187** |
| **Financial--22.9%** | | |
| American International Group | 414,260 | 27,448,868 |
| AmeriCredit | 528,740 a | 13,213,213 |
| Bank of America | 740,972 | 39,693,870 |
| Bank of New York | 485,580 | 17,121,551 |
| Capital One Financial | 224,520 | 17,660,743 |
| CapitalSource | 467,190 | 12,062,846 |
| CIT Group | 298,100 | 14,496,603 |
| Citigroup | 599,700 | 29,787,099 |
| Countrywide Financial | 391,870 | 13,731,125 |
| Fidelity National Title Group, Cl. A | 351,462 b | 7,366,643 |
| Freddie Mac | 150,720 | 9,997,257 |
| Golden West Financial | 76,050 | 5,874,862 |

| | | |
|---|---|---|
| Goldman Sachs Group | 48,720 | 8,241,962 |
| JPMorgan Chase & Co. | 451,680 | 21,210,893 |
| Lehman Brothers Holdings | 87,980 | 6,498,203 |
| Merrill Lynch & Co. | 332,600 | 26,015,972 |
| Realogy | 199,982 a | 4,535,592 |
| SLM | 146,300 | 7,604,674 |
| St. Paul Travelers Cos. | 157,720 | 7,395,491 |
| UnumProvident | 490,310 | 9,507,111 |
| Wachovia | 429,840 | 23,985,072 |
| | | **323,449,650** |
| **Health Care--13.5%** | | |
| Abbott Laboratories | 234,650 | 11,394,604 |
| AmerisourceBergen | 158,610 | 7,169,172 |
| Amgen | 311,960 a | 22,314,499 |
| Baxter International | 318,110 | 14,461,281 |
| Fisher Scientific International | 164,320 a | 12,856,397 |
| Medtronic | 354,790 | 16,476,447 |
| Novartis, ADR | 181,940 | 10,632,574 |
| Pfizer | 713,240 | 20,227,486 |
| Sanofi-Aventis, ADR | 312,950 | 13,916,886 |
| Schering-Plough | 980,910 | 21,668,302 |
| WellPoint | 230,160 a | 17,733,828 |
| Wyeth | 222,220 | 11,297,665 |
| Zimmer Holdings | 151,010 a | 10,193,175 |
| | | **190,342,316** |
| **Industrial--8.9%** | | |
| Eaton | 225,660 | 15,536,691 |
| Emerson Electric | 223,830 | 18,770,384 |
| General Electric | 1,548,560 | 54,664,168 |
| L-3 Communications Holdings | 95,000 | 7,441,350 |
| Tyco International | 631,520 | 17,676,245 |
| United Technologies | 177,750 | 11,260,462 |
| | | **125,349,300** |
| **Information Technology--16.1%** | | |
| Accenture, Cl. A | 238,580 | 7,565,372 |
| Apple Computer | 188,700 a | 14,535,561 |
| Autodesk | 204,370 a | 7,107,988 |
| Cisco Systems | 1,118,523 a | 25,726,029 |
| Citrix Systems | 223,900 a | 8,107,419 |
| Google, Cl. A | 42,280 a | 16,992,332 |
| Hewlett-Packard | 614,200 | 22,534,998 |
| Intel | 864,040 | 17,773,303 |
| International Business Machines | 241,850 | 19,817,189 |
| Microchip Technology | 220,940 | 7,162,875 |
| Microsoft | 851,700 | 23,276,961 |
| Motorola | 604,800 | 15,120,000 |
| National Semiconductor | 428,400 | 10,080,252 |
| Oracle | 469,090 a | 8,321,657 |
| Seagate Technology | 322,600 | 7,448,834 |
| Texas Instruments | 451,470 | 15,011,377 |
| | | **226,582,147** |
| **Materials--2.5%** | | |
| Air Products & Chemicals | 209,730 | 13,919,780 |
| Barrick Gold | 316,620 | 9,726,567 |
| Rio Tinto, ADR | 64,110 | 12,157,179 |
| | | **35,803,526** |
| **Telecommunication Services--1.2%** | | |
| Verizon Communications | 440,900 | **16,370,617** |

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of this security is on loan. At September 30, 2006, the total market value of the fund's security on loan is $7,366,643 and the total market value of the collateral held by the fund is $7,732,164.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$2,853,457 representing .2% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Galen Partners II, LP (Units)	5/6/94-1/3/97	655,560	0.0	655,560 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	350,519	0.2	1,513,615 per unit

† Average cost per unit. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)